Right-of-use Asset and Lease Liability (Details) - USD ($)	May 31, 2022	Feb. 28, 2022	Feb. 28, 2021
Right-of-use Asset And Lease Liability
Right-of-use asset, net	$ 245,589	$ 5,069	$ 49,314
Current lease liability	126,676	5,069	47,569
Non-current lease liability	118,913		4,936
Total lease liability	$ 245,589	5,069	$ 52,505
Operating Lease, Weighted Average Remaining Lease Term	23 months		2 months
Operating Lease, Weighted Average Discount Rate, Percent	2.48%		2.48%
2022	$ 131,340	5,085
Thereafter	120,395
Less: imputed interest	$ (6,146)	(16)
Thereafter